UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21730

Cypress Creek Private Strategies TEI Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th Street, Suite 201, Austin, TX 78705

(Address of principal executive offices) (Zip code)

With a copy to:
William P. Prather III Cypress Creek Private Strategies TEI Fund, L.P.	George J. Zornada
712 W. 34th Street, Suite 201	K & L Gates LLP
Austin, TX 78705	State Street Financial Center
One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

 Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: 12/31/21

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

(a)

Cypress Creek
PARTNERS

Annual Report

December 31, 2021

TABLE OF CONTENTS

Cypress Creek Private Strategies TEI Fund, L.P.
Management Discussion of Fund Performance (Unaudited)	1
Report of Independent Registered Public Accounting Firm	13
Statement of Assets, Liabilities and Partners’ Capital	14
Statement of Operations	15
Statements of Changes in Partners’ Capital	16
Statement of Cash Flows	17
Notes to Financial Statements	18
Supplemental Information (Unaudited)	29
Privacy Policy (Unaudited)	34

Cypress Creek Private Strategies Master Fund, L.P.
Management Discussion of Fund Performance (Unaudited)	52
Report of Independent Registered Public Accounting Firm	64
Statement of Assets, Liabilities and Partners’ Capital	65
Schedule of Investments	66
Statement of Operations	75
Statements of Changes in Partners’ Capital	76
Statement of Cash Flows	77
Notes to Financial Statements	78
Supplemental Information (Unaudited)	98
Privacy Policy (Unaudited)	103

Report of Independent Registered Public Accounting Firm

To the Partners and the Board of Directors of
Cypress Creek Private Strategies TEI Fund, L.P.

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital of Cypress Creek Private Strategies TEI Fund, L.P. (the Fund) as of December 31, 2021, the related statements of operations, changes in partners’ capital and cash flows for the year then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the year ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, changes in partners’ capital and its cash flows and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in partners’ capital for the year ended December 31, 2020, and the financial highlights for the years ended December 31, 2020, December 31, 2019, December 31, 2018, and December 31, 2017, for the Fund were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 26, 2021.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Cypress Creek Partners investment companies since 2021.

Chicago, Illinois
March 1, 2022

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
December 31, 2021

Assets
Investment in the Offshore TEI Fund, at fair value	$58,942,780
Total assets	58,942,780
Liabilities and Partners’ Capital
Servicing Fees payable	48,861
Accounts payable and accrued expenses	141,755
Total liabilities	190,616
Partners’ capital	58,752,164
Total liabilities and partners’ capital	$58,942,780

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Statement of Operations
Year Ended December 31, 2021

Net investment loss allocated from the Offshore TEI Fund:
Dividend income (net of foreign tax withholding of $15,976)	$184,810
Interest income	292,908
Expenses	(1,560,112)
Net investment loss allocated from the Offshore TEI Fund	(1,082,394)
Expenses of the TEI Fund:
Servicing Fees	838,824
Professional fees	72,084
Other expenses	59,751
Total expenses of the TEI Fund	970,659
Net investment loss of the TEI Fund	(2,053,053)
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain (loss) from investments	7,129,572
Change in unrealized appreciation/depreciation from investments	706,809
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund	7,836,381
Net increase in partners’ capital resulting from operations	$5,783,328

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2020 and 2021

Partners’ capital at December 31, 2019	$88,633,346
Withdrawals	(8,436,090)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,047,652)
Net realized gain from investments	3,226,001
Change in unrealized appreciation/depreciation from investments	6,841,034
Net increase in partners’ capital resulting from operations	8,019,383
Partners’ capital at December 31, 2020	$88,216,639
Withdrawals	(30,096,622)
Transfer of interests to Cypress Creek Private Strategies Offshore Fund, L.P.	(1,364,033)
Transfer of interests to Cypress Creek Private Strategies Onshore Fund, L.P.	(3,787,148)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,053,053)
Net realized gain from investments	7,129,572
Change in unrealized appreciation/depreciation from investments	706,809
Net increase in partners’ capital resulting from operations	5,783,328
Partners’ capital at December 31, 2021	$58,752,164

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Year Ended December 31, 2021

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$5,783,328
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Offshore TEI Fund	(7,836,381)
Net investment loss allocated from the Offshore TEI Fund	1,082,394
Withdrawals from the Offshore TEI Fund	31,224,751
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	1,998,349
Servicing Fees payable	(159,511)
Accounts payable and accrued expenses	1,470
Net cash provided by operating activities	32,094,400
Cash flows from financing activities:
Withdrawals, net of change in withdrawals payable	(32,094,400)
Net cash used in financing activities	(32,094,400)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	$—
Supplemental schedule of noncash activity:
Transfer of interests to Cypress Creek Private Strategies Offshore Fund, L.P.	$(1,364,033)
Transfer of interests to Cypress Creek Private Strategies Onshore Fund, L.P.	(3,787,148)

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
December 31, 2021

(1)	ORGANIZATION

The Cypress Creek Private Strategies TEI Fund, L.P. (the “TEI Fund”), formerly known as Salient Private Access TEI Fund, L.P., a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 17, 2005, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for the Cypress Creek Private Strategies (Offshore TEI) Fund, Ltd. (the “Offshore TEI Fund”), which in turn is a feeder fund for the Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), formerly known as Salient Private Access Master Fund, L.P.. For convenience, reference to the TEI Fund may include the Offshore TEI Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The TEI Fund pursues its investment objective by investing substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, which has the same investment objectives as the Offshore TEI Fund and the TEI Fund. The Master Fund invests its assets in primary and secondary subscriptions or commitments to private partnerships managed by Investment Managers as well as Direct Platforms (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Offshore TEI Fund’s financial statements and notes to the financial statements, and the Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore TEI Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by each of the TEI Fund and the Offshore TEI Fund on December 31, 2021, was 26.43%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser (as hereinafter defined), or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents. In late-2020, CCP Operating, LLC (“Cypress Creek”), entered into an agreement with Salient Partners, L.P. (“Salient”), whereby Cypress Creek would acquire from Salient all of the outstanding equity interests of the Adviser and General Partner and all of the outstanding membership interests in The Endowment Fund Management, LLC (the “Transaction”). Following the receipt of approval by the Partners in the Registered Fund and the Master Fund, the Transaction closed on March 1, 2021.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore TEI Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has delegated day-to-day management of the valuation process to the Adviser, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Adviser Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Offshore TEI Fund are recorded at fair value based on the TEI Fund’s proportional share of the Offshore TEI Fund’s net assets. The Offshore TEI Fund’s Investments in the Master Fund are recorded at fair value based on the TEI Offshore Fund’s proportional share of the Master Fund’s partners’

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

capital. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore TEI Fund. Valuation of the investments held by the Offshore TEI Fund and the Master Fund is discussed in the Offshore TEI Fund and Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore TEI Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2021, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(3)	FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the TEI Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The TEI Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The TEI Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the TEI Fund’s limited partnership agreement. The TEI Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund (through the Offshore TEI Fund), are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the TEI Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund and Offshore TEI Fund, generally recommends to the Board that the TEI Fund offer to repurchase such Interests during the period, pursuant to written tenders by partners.

During the year ended December 31, 2021, the TEI Fund completed the following two tender offers to repurchase Interests in the TEI Fund. The Board approved the tender offer to repurchase 2.5% of outstanding Interests in the TEI Fund as recommended by the Adviser. This tender offer began on February 2, 2021, and was based on the estimated net asset value as of March 31, 2021. The Board approved the tender offer to repurchase Interests in the TEI Fund as recommended by the Adviser. This tender offer began on August 13, 2021, and was to be executed at the same purchase price as was being offered by unaffiliated third parties (via multiple commingled investment vehicles) in connection with its proposed purchase of Master Fund interests from the TEI Fund based on a discount to the estimated net asset value as of September 30, 2021. Following the completion of the tender offer, the general partner of the unaffiliated commingled investment vehicles resigned and the Adviser was named the new general partner for each of the entities.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the TEI Fund’s assets are invested in the Master Fund (through the Offshore TEI Fund), the ability of the TEI Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s and Offshore TEI Fund’s repurchase policies. The Master Fund’s and Offshore TEI Fund’s repurchase policies are substantially similar to the TEI Fund’s repurchase policy as any tender offer by the Master Fund (through the Offshore TEI Fund) is subject to the sole discretion of the Board. In addition, the TEI Fund may determine not to conduct a repurchase offer each time the Master Fund and Offshore TEI Fund conduct a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the TEI Fund.

At the August 12, 2021 Board Meeting, the Board approved the TEI Fund’s ability to complete a mandatory repurchase of accounts having capital balances below a specified minimum of $50,000 (the “Mandatory Repurchase”). The TEI Fund completed the Mandatory Repurchase to repurchase approximately 41.81% of outstanding Interests in the TEI Fund as of November 1, 2021.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2021, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore TEI Fund).

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore TEI Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore TEI Fund and Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore TEI Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). Effective March 1, 2021, the Management Fee is equal to the fee schedule shown below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears.

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

Prior to March 1, 2021, the Master Fund paid the Adviser a management fee equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears.

So long as the TEI Fund invests all of its investable assets in the Offshore TEI Fund, which in turn invests all of its investable assets in the Master Fund, the TEI Fund will not pay the Adviser directly any Management Fee; however, should the TEI Fund not have all of its investments in the Offshore TEI Fund, it may be charged the Management Fee directly. The TEI Fund’s partners bear an indirect portion of the Management Fee paid by the Master Fund. The Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the year ended December 31, 2021, $838,824 was incurred for Servicing Fees, $838,824 was outstanding as a payable at December 31, 2021.

(c)	PLACEMENT AGENTS

The TEI Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the TEI Fund. Effective March 1, 2021 Foreside Financial Services, LLC a broker-dealer, was engaged by the TEI Fund to serve as a Placement Agent. Prior to March 1, 2021, Salient Capital, L.P. served as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(9)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net investment loss to average partners’ capital (1)	(2.52)%	(2.49)%	(2.55)%	(2.72)%	(3.23)%
Expenses to average partners’ capital (1)	3.10%	3.11%	3.89%	4.25%	4.12%
Portfolio turnover (2)	29.70%	7.58%	9.16%	17.39%	11.07%
Total return (3)	6.57%	10.12%	1.57%	(1.31)%	3.95%
Partners’ capital, end of year (000s)	$58,752	$88,217	$88,633	$96,597	$104,575

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year. Ratios include allocations of net investment loss and expenses from the Offshore TEI Fund and the Master Fund.

(2)

The TEI Fund is invested exclusively in the Offshore TEI Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the year indicated.

(3)	The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the year.

(10)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	SECONDARY INVESTMENT RISK

The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(b)	SECONDARY INVESTMENTS INVOLVING SYNDICATES RISK

The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Master Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

(c)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s underlying investments, and therefore the NAV of the Fund’s interests, can be highly volatile. Price movements of forward contracts, futures contracts, and other derivative contracts in which an investment or the Master Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., investments also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(d)	PREPAYMENT AND EXTENSION RISK

Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the market anticipates such payments. As a result, the Master Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Master Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

(e)	FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(f)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investments and the Master Fund may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investments may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an investment has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment already owns. The investments also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an investment’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by investments to hedge against currency fluctuations, but the investments are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the investments or that the investments will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by investments sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by investments may be highly leveraged. Leverage may have important adverse consequences to these companies and an investment as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	MODEL AND DATA RISK

Some investments, and the Adviser with regard to certain investments, may rely on quantitative models (both proprietary models developed by the Adviser, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Master Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

(j)	PROGRAMMING AND MODELING ERROR RISK

The research and modeling process engaged in by some Investment Managers and in certain cases by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect the Master Fund’s performance.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(11)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic downturn. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies, and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Master Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Master Fund’s performance, or the performance of the securities in which the Master Fund invests, lines of credit available to the Master Fund and may lead to losses on your investment in the Master Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

Management of the TEI Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2021.

Effective January 1, 2022, the fiscal year end for the TEI Fund has been changed from December 31 to March 31 as approved by the Board by unanimous written consent in late October 2021.

On February 28, 2022, pursuant to Rule 23c-2 under the 1940 Act, the TEI Fund filed a notice with the SEC of a repurchase of outstanding Interests of limited partners who do not meet the TEI Fund’s eligibility requirements, effective March 31, 2022.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2021
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, their full name, address and age, the position held with the Fund, the length of time served in that position, their principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer is c/o Cypress Creek Private Strategies Funds, 712 W. 34th Street, Suite 201, Austin, TX 78705.

Interested Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
William P. Prather, III Year of birth: 1982	Director, Principal Executive Officer (Since 2021)	University of Texas / Texas A&M Investment Management Company (Endowment – Investment Management) – Head of Infrastructure and Natural Resources (2014-2019); Cypress Creek Partners (Investment Management) – Chief Investment Officer and Founding Partner (2019-Current)	7	MTi Group Ltd (Director) from 2019 to Current

(1)

The ‘Fund Complex’ for the purpose of this table consists of The Endowment PMF Funds (three funds) and Cypress Creek Private Strategies Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
Graeme Gunn Year of birth: 1967	Director (Since 2021)	SL Capital Partners LLP; Partner	7	3 Bridges Capital; Director; Sport Maison Limited; Director
Victor L. Maruri Year of birth: 1952	Director (Since 2021)	Managing Partner, HCP Management Co., LLC (investment company)	7

Career Training Academy (trade school) (2011-2020) Taylor College Inc. (trade school) (2013-2021) MIAT College, Inc. (2014-2021) (trade school) HPE II (investment company) (since 2008), HCP ED Holdings) holding company) (since 2010)

David Munoz Year of birth: 1974	Director (Since 2021)	President and CEO of financial services company. Advisor to multiple financial services companies.	7

Deltec International Group; Deltec Bank & Trust Limited; International Financial Services Group Limited; International Financial Services Group SA/CV; Deltec Investment Advisers Limited; Deltec Fund Services; Deltec U.S. Holdings Inc.; Deltec Wealth Management LLC; Deltec Securities Ltd.; Deltec Capital Limited; Long Cay Captive Insurance Management; Halcyon Life Insurance Limited.; Access Personal Finance LLC; Global Clearing & Settlement Assurance LLC

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
Carl Weatherley-White Year of birth: 1962	Director (Since 2021)	Managing Director, Advantage Capital (investment company) (since 2019); Chief Executive, Hoosier Solar Holdings, LLC (solar development company) (Since 2020); Chief Executive, VivoPower Holdings (solar development company) (from 2016 to 2019).	7	VivoPower International, October 4, 2017 to December 28, 2017

(1)

The ‘Fund Complex’ for the purpose of this table consists of The Endowment PMF Funds (three funds) and Cypress Creek Private Strategies (four funds) with all funds in the Fund Complex being advised by the Adviser.

Officers of the Fund Who Are Not Directors *

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Benjamin Murray Year of birth: 1981	Principal Financial Officer & Chief Compliance Officer (Since 2021)	Director/Head of Operational Due Diligence – University of Texas/Texas A&M Investment Management Company (2016-2020); Chief Operating Officer – Cypress Creek Partners (2020-2021)
Richard Rincon Year of birth: 1979	Vice President, Secretary, and Treasurer (Since 2021)	Senior Director – University of Texas/Texas A&M Investment Management Company (2014-2020); Founding Partner – Cypress Creek Partners (2020-2021)

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2021.

Asset Class(1)	Fair Value	%
Energy	$23,504,107	11.36
Event-Driven	1,567,722	0.76
Food Technology	22,128	0.01
Global Macro and Trading	5,531,630	2.67
Other Technology	21,289	0.01
Private Equity	129,503,632	62.58
Pharmaceuticals	306,789	0.15
Professional Services	602,900	0.29
Real Estate	13,470,261	6.51
Relative Value	32,010,219	15.47
Retail	385,005	0.19
Total Investments	$206,925,682	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The TEI Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The TEI Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Change of Independent Registered Public Accounting Firm

On October 14, 2021, the TEI Fund dismissed KPMG LLP (“KPMG”) as the TEI Fund’s independent registered public accounting firm, effective on such date. The decision to dismiss KPMG was approved by the TEI Fund’s Audit Committee and by the full Board. On October 21, 2021, the Board of Directors approved the appointment of RSM US LLP (“RSM”) as the TEI Fund’s independent registered public accounting firm. RSM was engaged by the TEI Fund on October 28, 2021.

KPMG’s report on the financial statements for the fiscal years ended December 31, 2020, and December 31, 2019, did not contain any adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the TEI Fund’s fiscal years ended December 31, 2020, and December 31, 2019, and the subsequent interim period through October 14, 2021, during which KPMG served as the TEI Fund’s independent registered public accounting firm, there were no: (1) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).

The TEI Fund provided KPMG with a copy of the disclosures proposed to be made in this N-CSR and requested that KPMG furnish the TEI Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the TEI Fund’s in response to Item 304(a) of Regulation S-K, and, if not, stating the respects in which it does not agree. The KPMG letter is attached hereto to as Exhibit (a)(4) to the TEI Fund’s N-CSR.

During the fiscal years ended December 31, 2020, and December 31, 2019, and the subsequent interim period through October 14, 2021, neither the Adviser, the TEI Fund nor anyone on their behalf, consulted RSM regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the TEI Fund and no written report or oral advice was provided to the TEI Fund by RSM or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES ENDOWMENT ADVISERS, L.P., D/B/A CYPRESS CREEK PARTNERS (“EA”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social security number

■ Income

■ Assets

■ Account balances

■ Wire transfer instructions

■ Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EA chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does EA Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call EA at (512) 660-5146

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to EA, the registered and private funds it manages (as follows), and each funds’ general partner.

● The Endowment PMF Master Fund, L.P.

● The PMF Fund, L.P.

● PMF TEI Fund, L.P.

● PMF International Fund, Ltd.

● PMF Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Master Fund, L.P.

● Cypress Creek Private Strategies Registered Fund, L.P.

● Cypress Creek Private Strategies TEI Fund, L.P.

● Cypress Creek Private Strategies Institutional Fund, L.P.

● Cypress Creek Private Strategies Domestic Fund, L.P.

● Cypress Creek Private Strategies Domestic QP Fund, L.P.

● Cypress Creek Private Strategies International Fund, Ltd.

● Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Onshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Blocker Fund, LLC

● CCP Coastal Redwood Fund, L.P.

● CCP Sierra Redwood Fund, L.P.

● Marinas I SPV LLC

What we do
How does EA protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does EA collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Enter into an investment advisory contract

■ Seek financial advice

■ Make deposits or withdrawals from your account

■ Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ EA does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ EA does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ EA does not jointly market.
Other important information
n/a

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Financial Statements

December 31, 2021

(With Independent Auditors’ Report Thereon)

Also Including

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Financial Statements

December 31, 2021

(With Report of Independent Registered Public Accounting Firm)

Independent Auditor’s Report

The Managing Member
Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

Opinion

We have audited the financial statements of Cypress Creek Private Strategies Offshore TEI Fund, Ltd. (the Fund), which comprise the statement of assets and liabilities as of December 31, 2021, the related statements of operations, changes in net assets and cash flows for the year then ended, and the related notes to the financial statements.

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in net assets and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Fund and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Fund’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable).

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Independent Auditor’s Report, continued

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Fund’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

/s/ RSM US LLP

Chicago, Illinois
March 1, 2022

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Statement of Assets and Liabilities
December 31, 2021

Assets
Investment in the Master Fund, at fair value	$58,878,570
Offshore withholding tax paid in advance	133,058
Prepaids and other assets	1,259
Total assets	59,012,887
Liabilities
Accounts payable and accrued expenses	70,107
Total liabilities	70,107
Net assets	$58,942,780

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Statement of Operations
Year Ended December 31, 2021

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $15,976)	$184,810
Interest income	292,908
Expenses	(1,427,016)
Net investment loss allocated from the Master Fund	(949,298)
Income of the Offshore TEI Fund:
Other income	11,975
Total income of the Offshore TEI Fund	11,975
Expenses of the Offshore TEI Fund:
Professional fees	48,160
Offshore withholding tax expense	69,407
Other expenses	27,504
Total expenses of the Offshore TEI Fund	145,071
Net investment loss of the Offshore TEI Fund	(1,082,394)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund:
Net realized gain (loss) from investments	7,129,572
Change in unrealized appreciation/depreciation from investments	706,809
Net realized and unrealized gain (loss) from investments allocated from the Master Fund	7,836,381
Net increase in net assets resulting from operations	$6,753,987

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Statement of Changes in Net Assets
Year Ended December 31, 2021

Net assets at December 31, 2020	$88,565,296
Withdrawals	(31,225,322)
Transfer of interests to Cypress Creek Private Strategies TEI Fund, L.P.	(5,151,181)
Net increase in net assets resulting from operations:
Net investment loss	(1,082,394)
Net realized gain from investments	7,129,572
Change in unrealized appreciation/depreciation from investments	706,809
Net increase in net assets resulting from operations	6,753,987
Net assets at December 31, 2021	$58,942,780

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Statement of Cash Flows
Year Ended December 31, 2021

Cash flows from operating activities:
Net increase in net assets resulting from operations	$6,753,987
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Master Fund	(7,836,381)
Net investment loss allocated from the Master Fund	949,298
Withdrawals from the Master Fund	31,521,049
Change in operating assets and liabilities:
Receivable from the Master Fund	1,998,349
Prepaids and other assets	(1,259)
Offshore withholding tax receivable	(30,990)
Offshore withholding tax payable	(134,270)
Accounts payable and accrued expenses	3,318
Net cash provided by operating activities	33,223,101
Cash flows from financing activities:
Withdrawals, net of change in withdrawals payable	(33,223,101)
Net cash used in financing activities	(33,223,101)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	$—
Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$234,667
Transfer of interests to Cypress Creek Private Strategies TEI Fund, L.P.	(5,151,181)

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements
December 31, 2021

(1)	ORGANIZATION

The Cypress Creek Private Strategies Offshore TEI Fund, Ltd. (the “Offshore TEI Fund”), formerly known as Salient Private Access Offshore TEI Fund, Ltd., is a company limited by shares organized under the laws of the Cayman Islands. The Offshore TEI Fund was created to serve as a feeder fund for the Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), formerly known as Salient Private Access Master Fund, L.P., Cypress Creek Private Strategies TEI Fund, L.P. is the sole investor in the Offshore TEI Fund. For convenience, reference to the Offshore TEI Fund may include the Master Fund, as the context requires.

The Offshore TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Offshore TEI Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in primary and secondary subscriptions or commitments to private partnerships managed by Investment Managers as well as Direct Platforms (collectively, the “Investment Funds”), registered investment companies (including exchange- traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Financial Statements, Schedule of Investments and Notes to Financial Statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Offshore TEI Fund on December 31, 2021, was 26.43%.

The board of directors of the Master Fund (the “Board”) has delegated to The Endowment Fund GP, L.P. (the “Managing Member”) its rights and powers to monitor and oversee its business affairs, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Offshore TEI Fund’s business.

The Managing Member has no direct interest in the Offshore TEI Fund. The Managing Member is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the Offshore TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Offshore TEI Fund’s investment program subject to the ultimate supervision of the Managing Member. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Offshore TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Offshore TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents. In late-2020, CCP Operating, LLC (“Cypress Creek”), entered into an agreement with Salient Partners, L.P. (“Salient”), whereby Cypress Creek would acquire from Salient all of the outstanding equity interests of the Adviser and General Partner and all of the outstanding membership interests in The Endowment Fund Management, LLC (the “Transaction”). Following the receipt of approval by the Partners in the Registered Fund and the Master Fund, the Transaction closed on March 1, 2021.

Under the Offshore TEI Fund’s organizational documents, the Offshore TEI Fund’s officers and the Managing Member are indemnified against certain liabilities arising out of the performance of their duties to the Offshore TEI Fund. In the normal course of business, the Offshore TEI Fund enters into contracts with service providers, which also provide for indemnifications by the Offshore TEI Fund. The Offshore TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Offshore TEI Fund. However, based on experience, the Managing Member expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements, continued
December 31, 2021

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Offshore TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Offshore TEI Fund and the results of its operations. The Offshore TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Offshore TEI Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

The functional and reporting currency of the Offshore TEI Fund is the U.S. Dollar.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Offshore TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Offshore TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the Offshore TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the Offshore TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Offshore TEI Fund’s investments is calculated by UMB Fund Services, Inc., the Offshore TEI Fund’s independent administrator (the “Administrator”).

The Managing Member has formed a valuation committee (the “Valuation Committee”) that is responsible for overseeing the Offshore TEI Fund’s valuation policies, making recommendations to the Managing Member on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Managing Member has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Valuation Committee and the Managing Member, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Offshore TEI Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Offshore TEI Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements, continued
December 31, 2021

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Offshore TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Offshore TEI Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Offshore TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of members; directors fees; all costs with respect to communications to members; transfer taxes; and offshore withholding taxes.

(g)	INCOME TAXES

The Offshore TEI Fund is an exempted company under Cayman Islands law and has made an application to the Governor-in-Council of the Cayman Islands for, and has received, an undertaking as to tax concessions which provide that, for a period of 20 years from April 12, 2005, no law thereafter enacted in the Cayman Islands imposing any taxes to be levied on profits, income, gains or appreciation will apply to the Offshore TEI Fund or its operations. Currently, the only tax payable by the Offshore TEI Fund is U.S. offshore withholding tax, applicable to certain investment income, which is being withheld by the Master Fund.

For the current open tax years, and for all major jurisdictions, management of the Offshore TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Offshore TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Offshore TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Offshore TEI Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2021, the Offshore TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Offshore TEI Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements, continued
December 31, 2021

(4)	MEMBERS’ EQUITY

(a)	ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for shares (the “Shares”), which will generally be accepted as of the first day of each month, the Offshore TEI Fund will issue new Shares. The Shares have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Offshore TEI Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Shares, and none is expected to develop. The Offshore TEI Fund is not required, and does not intend, to hold annual meetings of its members. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Offshore TEI Fund’s articles of association. The Offshore TEI Fund reserves the right to reject any applications for subscription of Shares.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Offshore TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the accounts of all the members as of the last day of each fiscal period in accordance with the members’ respective ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Offshore TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Shares, which generally occur at the beginning of the month, or any repurchases of Shares.

(c)	REPURCHASE OF SHARES

A member will not be eligible to have the Offshore TEI Fund repurchase all or any portion of its Shares at any time. The Adviser, which also serves as the investment adviser of the Master Fund, generally recommends to the Managing Member that the Offshore TEI Fund offer to repurchase such Shares each calendar quarter, pursuant to written tenders by members.

During the year ended December 31, 2021, the TEI Fund completed the following two tender offers to repurchase Interests in the TEI Fund. The Board approved the tender offer to repurchase 2.5% of outstanding Interests in the TEI Fund as recommended by the Adviser. This tender offer began on February 2, 2021, and was based on the estimated net asset value as of March 31, 2021. The Board approved the tender offer to repurchase Interests in the TEI Fund as recommended by the Adviser. This tender offer began on August 13, 2021, and was to be executed at the same purchase price as was being offered by unaffiliated third parties (via multiple commingled investment vehicles) in connection with its proposed purchase of Master Fund interests from the TEI Fund based on a discount to the estimated net asset value as of September 30, 2021. Following the completion of the tender offer, the general partner of the unaffiliated commingled investment vehicles resigned and the Adviser was named the new general partner for each of the entities.

The Managing Member retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. Since the Offshore TEI Fund’s assets are invested in the Master Fund, the ability of the Offshore TEI Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Offshore TEI Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Offshore TEI Fund may determine

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements, continued
December 31, 2021

not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Shares are repurchased, there will be a substantial period of time between the date as of which members must tender their Shares for repurchase and the date they can expect to receive payment for their Shares from the Offshore TEI Fund.

The Cypress Creek Private Strategies TEI Fund, L.P.’s (the “TEI Fund”) serves as a feeder fund in a master-feeder structure with the Offshore TEI Fund. At the August 12, 2021 Board Meeting, the Board approved the TEI Fund’s ability to complete a mandatory repurchase of accounts having capital balances below a specified minimum of $50,000 (the “Mandatory Repurchase”) and for the Offshore TEI Fund to complete a repurchase of its Interests from the TEI Fund in a corresponding amount. To facilitate the Mandatory Repurchase by the TEI Fund, the Offshore TEI Fund repurchased approximately 41.81% of outstanding interests from the TEI Fund as of November 1, 2021.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2021, all of the investments made by the Offshore TEI Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Offshore TEI Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Offshore TEI Fund’s risk of loss in these Investment Funds is limited to the Offshore TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the Offshore TEI Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Offshore TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the members in the Offshore TEI Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Offshore TEI Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). Effective March 1, 2021, the Management Fee is equal to the fee schedule shown below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements, continued
December 31, 2021

Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

Prior to March 1, 2021, the Master Fund paid the Adviser a management fee equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears.

So long as the Offshore TEI Fund invests all of its investable assets in the Master Fund, the Offshore TEI Fund will not pay the Adviser directly any Management Fee; however, should the Offshore TEI Fund not have all of its investments in the Master Fund, it may be charged the Management Fee directly. The Offshore TEI Fund’s partners bear an indirect portion of the Management Fee paid by the Master Fund. The Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	PLACEMENT AGENTS

The Offshore TEI Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Offshore TEI Fund. Effective March 1, 2021, Foreside Financial Services, LLC, a broker-dealer, was engaged by the Offshore TEI Fund to serve as a Placement Agent. Prior to March 1, 2021, Salient Capital, L.P. served as Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)	FINANCIAL HIGHLIGHTS

Net investment loss to average net assets (1)	(1.32)%
Expenses to average net assets (1)	1.92%
Total return (2)	7.80%
Net assets, end of year (in 000s)	$58,943

A member’s total return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the year. Ratios include allocations of net investment loss and expenses from the Master Fund.

(2)	Calculated as geometrically linked monthly returns for each month in the year. Total return is calculated for the members as a whole.
(10)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic downturn. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social

CYPRESS CREEK PRIVATE STRATEGIES OFFSHORE TEI FUND, LTD.
(A Company Limited By Shares)

Notes to Financial Statements, continued
December 31, 2021

and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests, lines of credit available to the Fund and may lead to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(11)	SUBSEQUENT EVENTS

Management of the Offshore TEI Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2021.

Effective January 1, 2022, the fiscal year end for the Offshore TEI Fund has been changed from December 31 to March 31 as approved by the Board by unanimous written consent in late October 2021.

Cypress Creek Private Strategies Master Fund, L.P.

Annual Report
December 31, 2021

Cypress Creek
PARTNERS

Report of Independent Registered Public Accounting Firm

To the Partners and the Board of Directors of
Cypress Creek Private Strategies Master Fund, L.P.

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital of Cypress Creek Private Strategies Master Fund, L.P. (the Fund), including the schedule of investments, as of December 31, 2021, the related statements of operations, changes in partners’ capital and cash flows for the year then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the year ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, changes in partners’ capital and its cash flows and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in partners’ capital for the year ended December 31, 2020, and the financial highlights for the years ended December 31, 2020, December 31, 2019, December 31, 2018, and December 31, 2017, for the Fund were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 26, 2021.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the custodians, underlying fund advisors or by other appropriate audit procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Cypress Creek Partners investment companies since 2021.

Chicago, Illinois
March 1, 2022

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
December 31, 2021

Assets
Investments in Investment Funds, at fair value (cost $163,263,180)	$184,638,167
Investments in affiliated investments for which ownership exceeds 5% of the investment’s capital, at fair value (cost $19,311,077)	8,430,486
Investments in affiliated investments for which ownership exceeds 25% of the investment’s capital, at fair value (cost $10,052,478)	9,925,718
Investments in securities and CLO Equity, at fair value (cost $5,332,485)	3,931,311
Total investments (cost $197,959,220)	206,925,682
Cash and cash equivalents	10,880,367
Receivable from investments sold	5,806,280
Prepaids and other assets	21,645
Total assets	223,633,974
Liabilities and Partners’ Capital
Credit facility	10,035
Investment Management Fees payable	179,226
Administration fees payable	86,705
Payable to Directors	64,458
Accounts payable and accrued expenses	537,104
Total liabilities	877,528
Commitments and contingencies (see Note 3)
Partners’ capital	222,756,446
Total liabilities and partners’ capital	$223,633,974

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Canada
Private Equity (0.41% of Partners’ Capital)
Alloy Merchant Partners, L.P. (1)(2)	August, 2018		$1,143,947	$910,816
Total Canada			1,143,947	910,816
Cayman Islands
Energy (1.39% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		2,639,939	1,849,075
Sentient Global Resources Fund IV, L.P.	June, 2011		2,145,298	1,242,679
Global Macro and Trading (2.48% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	February, 2015		3,500,000	5,531,630
Private Equity (12.57% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		—	23,335
CX Partners Fund Ltd. (1)	April, 2009		1,648,913	677,200
Gavea Investment Fund II A, L.P.	May, 2007		—	5,970
Gavea Investment Fund III A, L.P.	September, 2008		—	38,909
India Asset Recovery Fund L.P.	October, 2006		—	427
J.C. Flowers III L.P.	October, 2009		1,169,801	258,665
LC Fund IV, L.P. (1)	May, 2008		1,384,002	73,950
New Horizon Capital III, L.P. (1)	March, 2009		430,085	582,343
Northstar Equity Partners III (1)	June, 2011		1,015,816	996,613
Orchid Asia IV, L.P. (1)	November, 2007		898,544	4,082,487
Reservoir Capital Partners (Cayman), L.P.	June, 2009		312,897	514,280
Tiger Global Private Investment Partners V, L.P.	January, 2008		1,219,100	1,176,207
Tiger Global Private Investment Partners VI, L.P.	November, 2010		241,147	1,766,707
Trustbridge Partners II, L.P. (1)	December, 2007		1,095,709	1,115,159
Trustbridge Partners III, L.P. (1)	April, 2009		3,246,506	2,237,110
Trustbridge Partners IV, L.P. (1)	September, 2011		11,743	4,676,174
Trustbridge Partners V, L.P. (1)	November, 2015		4,928,002	9,797,356

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Real Estate (0.32% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		$820,961	$75,884
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	636,245
Total Cayman Islands			27,573,211	37,358,405
Guernsey
Private Equity (1.52% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		280,414	1,128
Tembo Capital Mining Fund III LP	October, 2021		3,224,233	3,376,582
Total Guernsey			3,504,647	3,377,710
Republic of Mauritius
Real Estate (0.17% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		1,969,703	388,886
Total Republic of Mauritius			1,969,703	388,886
United Kingdom
Private Equity (0.17% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		1,306,831	212,387
Sovereign Capital Limited Partnership III (1)	March, 2010		—	160,298
Real Estate (0.03% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		349,758	4,084
Patron Capital, L.P. II	February, 2005		123,803	1,800
Patron Capital, L.P. III	July, 2007		610,448	50,576
Relative Value (1.39% of Partners’ Capital)
The 1609 Fund Ltd.	January, 2018	4,280	4,373,741	3,100,558
Total United Kingdom			6,764,581	3,529,703
United States
Energy (9.16% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (1)	December, 2011		748,110	465,949

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (continued)
EIV Capital Fund II, LP	December, 2014		$3,325,323	$3,398,648
EMG AE Permian Co-Investment, LP	July, 2014		3,148,191	—
EMG Iron Ore Holdco, LP	April, 2019		476,106	764,757
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,516,600	77,494
EnCap Energy Infrastructure TE Feeder, L.P.	October, 2009		1,158,495	210,472
Energy & Minerals Group Fund II, L.P.	November, 2011		2,254,300	2,458,401
Haddington Energy Partners III, L.P.	April, 2017		604,735	1,027,101
Intervale Capital Fund, L.P.	May, 2008		1,148,177	1,153,913
Merit Energy Partners G, L.P.	September, 2009		3,079,338	1,514,686
Midstream & Resources Follow-On Fund, L.P.	March, 2010		518,415	877,277
NGP Energy Technology Partners II, L.P. (1)	July, 2009		750,560	502,709
NGP IX Offshore Fund, L.P. (1)	March, 2008		613,572	35,454
NGP Midstream & Resources, L.P.	October, 2007		976,239	168,148
Quantum Parallel Partners V, LP	October, 2008		4,410,755	3,914,324
TPF II-A, L.P.	October, 2008		1,384,952	140,207
Vortus Investments, LP	January, 2016		3,485,093	1,388,210
Vortus Investments II, LP	August, 2017		1,705,984	2,314,235
Vortus NPR Co-investment	December, 2015		461,065	368
Event-Driven (0.69% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		1,364,736	818,437
Credit Distressed Blue Line Fund, L.P. (2)	April, 2010		3,847,700	627,281
Fortelus Special Situations Fund Ltd. (1)	May, 2010		—	6,055
Harbinger Capital Partners Special Situations Fund, L.P.	December, 2006		932,188	12,518
Harbinger Streamline Onshore Fund, L.P.	September, 2021		106,659	103,431

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (43.19% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		$201,045	$104,546
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		1,409,391	1,104,577
Allied Strategic Partners Fund I-A, LP (3)	August, 2021		9,028,830	8,793,288
Armadillo Litigation Finance II	February, 2016		—	47,923
Artis Ventures II, L.P.	November, 2014		1,185,720	2,534,212
Aviator Capital Mid-Life Us Feeder Fund, LP	December, 2016		2,136,711	3,357,119
Aviator Capital Fund IV US Feeder, L.P.	March, 2019		2,590,778	2,897,029
BDCM Opportunity Fund II, L.P.	March, 2006		513,817	134,875
Catterton Growth Partners, L.P.	March, 2008		1,929,339	526,774
Chicago Pacific Founders Fund II, LP	January, 2020		2,930,117	4,591,190
Chrysalis Ventures III, L.P.	December, 2006		208,572	84,460
Clovis Point II, LP	February, 2020		2,072,570	2,013,404
Colbeck Strategic Lending Onshore Feeder, LP (2)	March, 2017		3,914,765	4,093,409
Column Group II, LP	October, 2014		1,836,327	5,252,492
Column Group III, LP	May, 2016		2,965,078	4,381,603
Crestline Opportunities Fund III, LLC (1)	August, 2016		2,690,586	3,850,283
Crosslink Crossover Fund V, L.P.	May, 2007		316,468	100,202
Crosslink Crossover Fund VI, L.P.	March, 2007		—	3,303,931
Dace Ventures I, LP	June, 2007		359,992	155,281
Fairhaven Capital Partners, L.P.	March, 2008		1,560,179	451,386
Founders Fund III, LP	May, 2010		—	5,443,275
Founders Fund IV, LP	January, 2012		—	7,421,585
Freedom Participation Partners I, LLC	July, 2016		1,255,031	52,694
Garrison Opportunity Fund LLC	February, 2010		—	45,578
Garrison Opportunity Fund II A LLC	March, 2011		—	676,742

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (continued)
HealthCor Partners Fund, L.P.	August, 2007		$266,658	$965,539
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,037,641	584,530
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		541,596	434,948
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		741,139	709,723
KF Partner Investments Fund III LP (1)(2)	June, 2020		1,713,154	1,807,194
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		865,334	5,914
Middle East North Africa Opportunities Fund, L.P.	July, 2008	728	728,344	23,018
Monomoy Capital Partners, L.P.	November, 2006		911,082	253
Monomoy Capital Partners II, L.P. (1)	May, 2011		1,107,195	1,714,530
Monomoy Capital Partners III, L.P. (1)	December, 2017		2,755,571	4,405,406
Parabellum Partners I, LP	August, 2017		1,378,304	2,651,146
Parabellum Partners II, LP	August, 2019		2,324,778	2,439,929
Pine Brook Capital Partners, L.P.	January, 2008		1,822,563	457,900
Pinto America Growth Fund, L.P.	July, 2006		—	225,403
Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	3,372,938
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		1,023,648	1,132,430
Saints Capital VI, L.P.	April, 2008		1,685,951	419,737
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		210,432	123,079
Sanderling Venture Partners VI, L.P.	June, 2005		94,987	97,368
Sterling Capital Partners II, L.P.	August, 2005		190,740	18,930
Sterling Group Partners III, L.P.	April, 2010		1,086,398	11,281
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	259,299
Strattam Capital Investment Fund, L.P. (1)	December, 2015		3,192,683	3,675,508
Strattam Capital Investment Fund II, L.P. (1)	February, 2018		2,026,032	2,651,459

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (continued)
Strattam Co-Invest Fund V, L.P.	December, 2018		$453,214	$1,096,529
Strattam Co-Invest Fund VI, L.P.	December, 2018		532,232	578,744
Strattam Co-Invest Fund VII, L.P.	September, 2019		413,727	641,979
TAEF Fund, LLC	August, 2008		—	4,053
Tenaya Capital V, LP	November, 2007		14,082	88,747
Tenaya Capital VI, LP	July, 2012		828,830	1,543,441
The Column Group, LP	September, 2007		966,337	1,676,823
Trivest Fund IV, L.P.(1)	November, 2007		12,230	7,608.00
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		102,897	308,311
Valiant Capital Partners LP	July, 2009		351,931	483,881
VCFA Private Equity Partners IV, L.P.	March, 2005		5,030	14,727
Voyager Capital Fund III, L.P.	May, 2007		286,772	117,258
WestView Capital Partners II, L.P. (1)	August, 2009		643,062	33,908
Real Estate (5.53% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		152,140	1,349
Florida Real Estate Value Fund, L.P.	October, 2010		—	2,599
GTIS Brazil Real Estate Fund (Brazilian Real) LP	July, 2008		2,087,821	1,406,901
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		518	5,048
Monsoon Infrastructure & Realty Co-Invest, L.P.	February, 2008		1,560,996	1,310,214
Northwood Real Estate Co-Investors LP (1)	April, 2008		395,422	513,671
Northwood Real Estate Partners LP (1)	April, 2008		1,155,519	1,414,917
Pennybacker IV, LP (1)	February, 2018		1,721,513	2,204,277
Prescott Strategies Fund I LP	June, 2019		2,466,573	2,514,421
PSF I Jax Metro Holdings, LLC	March, 2019		1,937	135,629
Red Dot Holdings III, LP	February, 2019		3,076,651	2,588,258
SBC US Fund II, LP	June, 2011		840,571	193,545
Square Mile Partners III LP	April, 2008		710,002	21,957

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Relative Value (12.06% of Partners’ Capital)
Anomaly Capital, LP	July, 2021		$15,003,000	$16,032,620
King Street Capital, L.P. (1)	November, 2009		14,588	54,842
Magnetar Capital Fund LP	February, 2009		—	40,168
Magnetar SPV LLC	May, 2008		32,888	688
Millennium USA, LP	April, 2012		—	5,198,664
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,252,147	—
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	—
Stark Select Asset Fund, LLC	July, 2010		—	12,129
STS Partners Fund, LP	November, 2016		2,108,191	5,523,656
Total United States			151,591,303	157,356,957
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			192,547,392	202,922,477	91.08%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.03% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2010	795	79,343	71,894
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			79,343	71,894
Total Passive Foreign Investment Companies			79,343	71,894	0.03%
Total Investments in Investment Funds (6)			192,626,735	202,994,371	91.11%

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in CLO Equity
United States
Relative Value (0.89% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 11.29%, due 10/1/2031 (1)(5)(7)	October, 2018		$3,118,300	$1,975,000
Total Investments in CLO Equity			3,118,300	1,975,000	0.89%
Investments in Securities
Limited Liability Companies
United States
Private Equity (0.28% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	March, 2019		650,000	618,200
Total Limited Liability Companies			650,000	618,200	0.28%
Common Stocks
United States
Food Technology (0.01% of Partners’ Capital)
TasteMade, Inc. (4)	April, 2016	2,582	100,000	22,128
Other Technology (0.01% of Partners’ Capital)
Compass, Inc.	September, 2021	2,342	31,687	21,289
Pharmaceuticals (0.14% of Partners’ Capital)
ORIC Pharmaceuticals, Inc.	November, 2021	20,870	356,460	306,789
Professional Services (0.27% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	February, 2018	6,029	602,900	602,900
Retail (0.17% of Partners’ Capital)
Warby Parker Inc.	November, 2021	8,269	473,138	385,005
Total Common Stocks			1,564,185	1,338,111	0.60%
Total Investments in Securities			2,214,185	1,956,311	0.88%
Total Investments			$197,959,220	$206,925,682	92.88%

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2021

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2021 were $57,194,075. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment’s capital, (See note 5b).
(3)	Affiliated investments for which ownership exceeds 25% of the investment’s capital, (See note 5b).
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2021. The total of all such investments represents 0.56% of partners’ capital.
(5)

CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Year Ended December 31, 2021

Investment income:
Dividend income (net of foreign tax withholding of $55,045)	$504,616
Interest income	766,956
Interest income from affiliated investments	686
Total investment income	1,272,258
Expenses:
Investment Management Fees	2,197,356
Administration fees	171,678
Professional fees	809,274
Consulting fees	34,012
Custodian fees	74,318
Directors’ fees	190,750
Interest expense	168,434
Other expenses	154,470
Total expenses	3,800,292
Net investment loss	(2,528,034)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	19,557,458
Net realized gain (loss) from affiliated investments	(379,376)
Net realized gain (loss)	19,178,082
Change in unrealized appreciation/depreciation from investments and foreign currency translations	1,022,378
Change in unrealized appreciation/depreciation from affiliated investments	(383,623)
Change in unrealized appreciation/depreciation	638,755
Net realized and unrealized gain (loss)	19,816,837
Net increase in partners’ capital resulting from operations	$17,288,803

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2020 and 2021

Partners’ capital at December 31, 2019	$221,383,174
Withdrawals	(23,554,883)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,172,679)
Net realized gain from investments and foreign currency translations	8,362,117
Net realized loss from swap agreements	(318,908)
Net realized loss from affiliated investments	(22,615)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	16,068,888
Change in unrealized appreciation/depreciation from affiliated investments	991,936
Net increase in partners’ capital resulting from operations	22,908,739
Partners’ capital at December 31, 2020	$220,737,030
Contributions	10,389,913
Withdrawals	(25,659,300)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,528,034)
Net realized gain from investments and foreign currency translations	19,557,458
Net realized loss from affiliated investments	(379,376)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	1,022,378
Change in unrealized appreciation/depreciation from affiliated investments	(383,623)
Net increase in partners’ capital resulting from operations	17,288,803
Partners’ capital at December 31, 2021	$222,756,446

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Year Ended December 31, 2021

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$17,288,803
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(66,860,924)
Proceeds from disposition of investments	62,467,572
Proceeds from return of capital of investments	25,459,937
Net realized gain from investments and foreign currency translations	(19,557,458)
Net realized loss from affiliated investments	379,376
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(1,022,378)
Change in unrealized appreciation/depreciation from affiliated investments	383,623
Change in operating assets and liabilities:
Receivable from investments sold	1,588,258
Prepaids and other assets	(18,768)
Investment Management Fees payable	146,345
Payable to affiliate	(305,353)
Administration fees payable	25,368
Payable to Directors	64,458
Accounts payable and accrued expenses	55,849
Net cash provided by operating activities	20,094,708
Cash flows from financing activities:
Payments to credit facility	(7,739,965)
Contributions	10,389,913
Withdrawals, net of change in withdrawals payable	(30,644,150)
Net cash used in financing activities	(27,994,202)
Effect of exchange rate changes in cash	1,290
Net change in cash, cash equivalents and restricted cash	(7,898,204)
Cash, cash equivalents and restricted cash at beginning of year	18,778,571
Cash, cash equivalents and restricted cash at end of year	$10,880,367
Supplemental schedule of cash activity:
Cash paid for interest	$168,434

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
December 31, 2021

(1)	ORGANIZATION

The Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), formerly known as Salient Private Access Master Fund, L.P., a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund attempts to achieve this objective through investments primarily in private assets globally and through access to private markets asset classes, investments, portfolio construction, and liquidity management. The Master Fund generally pursues the investment objective by allocating assets to Investments, which include primary and secondary subscriptions or commitments to private partnerships managed by Investment Managers, as well as Direct Platforms (the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P., d/b/a Cypress Creek Partners (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board. In late-2020, CCP Operating, LLC (“Cypress Creek”), entered into an agreement with Salient Partners, L.P. (“Salient”), whereby Cypress Creek would acquire from Salient all of the outstanding equity interests of the Adviser and General Partner and all of the outstanding membership interests in The Endowment Fund Management, LLC (the “Transaction”). Following the receipt of approval by the Partners in the Registered Fund and the Master Fund, the Transaction closed on March 1, 2021.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. In general, the valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has delegated day-to-day management of the valuation process to the Adviser, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Adviser Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of December 31, 2021.

As a general principle, the fair valuation of an Investment should reflect the amount that the Adviser’s Valuation Committee determines that the Master Fund might reasonably expect to receive for the security upon the orderly sale or redemption of the security, based on information available at the time that the Adviser’s Valuation Committee believes to be reliable. In the case of a security issued by an investment, this would typically be equal to the amount that the Master Fund might reasonably expect to receive from the investment if the Master Fund’s interest were redeemed on the date as of which it was valued. It is anticipated that the Adviser’s Valuation Committee will make this determination based on the valuation most recently provided by the investment in accordance with the policies

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

the Investment Manager has established, which may constitute the Investment’s best estimate at the time based upon data then available, as well as any other relevant information reasonably available at the time of the valuation of the Master Fund’s portfolio.

Prior to an investment by the Master Fund in any Investment, the Adviser’s Valuation Committee will conduct a due diligence review of the valuation methodologies used by the Investment Manager. As a general matter, investments selected by the Master Fund will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser’s Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value Interests at the NAV as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

The valuation procedures approved by the Board provide that, where deemed appropriate by the Adviser and consistent with the Investment Company Act, investments may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Master Fund is aware of sales of similar securities to third parties at different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Master Fund’s investment will be revalued in a manner that the Adviser’s Valuation Committee, in accordance with the valuation procedures, determines in good faith best reflects fair value. Valuation methodologies which may be utilized include the public market methodology, private market methodology, analytical methodology (e.g., discounted cash flow analysis), and/or cost methodology. In addition, certain investments holding assets that may not vary widely on a near-term basis (for example, those holding certain private equity or real estate investments) may report values less frequently than other Investments holding more liquid assets which may be anticipated to vary in value on a near-term basis. The Board will be responsible for ensuring that the valuation procedures are fair to the Master Fund and consistent with applicable regulatory guidelines.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or any foreign stock exchange will be valued based on their respective market price.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Adviser’s Valuation Committee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Master Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

While recent or planned transactions in primary and secondary investments in Investment Funds are considered as part of the determination of each investment’s fair value, generally the Investment Funds are valued based on the latest net asset value as reported by the third-party fund managers.

If the net asset value of an investment in a private markets fund is not available at the time the Master Fund is calculating its net asset value, the Fund will review any cash flows since the reference date of the last net asset value for a private markets fund received by the Fund from a third-party manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Investment Manager.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

●

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

●

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

●

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

●	SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the obligation to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements. There were no derivative instruments held by the Master Fund as of and for the year ended December 31, 2021.

(g)	COLLATERALIZED LOAN OBLIGATIONS

The Master Fund’s collateralized loan obligation (“CLO”) equity investments involves a number of significant risks. CLO equity investments are typically very highly leveraged (nine to thirteen times) and therefore the equity tranches in which the Master Fund is currently invested are subject to a higher degree of risk of total loss. The Master Fund generally has the right to receive payments only from the CLO, and generally does not have the direct rights against the underlying borrowers or the entity that sponsored the CLO. The Master Fund indirectly bears the risks of the underlying loan investments or collateral held by the CLO. If an underlying asset of a CLO declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both of the Master Fund’s income and NAV may be adversely impacted.

(h)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RIC’s that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of December 31, 2021, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(i)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(j)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(k)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2021, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(l)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board has authorized the Adviser to oversee the implementation of the Board-approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various members of the Adviser’s team. The Adviser Valuation Committee generally meets on a monthly basis to determine the valuations of the Master Fund’s investments. The valuations are supported by methodologies adopted by the Adviser and documented in the Adviser’s valuation policy.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of December 31, 2021 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$23,504,107	$23,504,107
Event-Driven	—	—	—	1,567,722	1,567,722
Global Macro and Trading	—	—	—	5,531,630	5,531,630
Private Equity	—	—	—	128,885,432	128,885,432
Real Estate	—	—	—	13,470,261	13,470,261
Relative Value	—	—	—	29,963,325	29,963,325
Passive Foreign Investment Companies
Relative Value	—	—	—	71,894	71,894
Investments in CLO Equity
Relative Value	—	1,975,000	—	—	1,975,000

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

continued	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Investment Securities
Limited Liability Companies
Private Equity	$—	$—	$618,200	$—	$618,200
Common Stocks
Food Technology	—	—	22,128	—	22,128
Other Technology	21,289	—	—	—	21,289
Pharmaceuticals	306,789	—	—	—	306,789
Professional Services	—	—	602,900	—	602,900
Retail	385,005	—	—	—	385,005
Total	$713,083	$1,975,000	$1,243,228	$202,994,371	$206,925,682

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2021, there was not a significant amount of Level 3 investments in the Master Fund.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Investment Funds in which the Master Fund invests generally have limitations on liquidity which may result in limitations on redemptions/liquidity. Generally, Investment Funds held by the Master Fund do not provide formal withdrawal rights and are considered self-liquidating vehicles. Certain investments held by the Master Fund offer withdrawal rights ranging from monthly to annually, whereby, following a prescribed notice period, an investor may redeem all or a portion of its capital investment. A listing of the categories of investments held by the Master Fund (and their respective redemption-related attributes) as of December 31, 2021, is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$23,504	$4,352	Up to 10 years	N/A	N/A	Up to 15 years

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

continued
Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	$1,568	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	5,532	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	128,885	37,838	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	13,470	4,004	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	30,035	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$202,994	$46,194

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds and the possible use of a credit facility, so that the Master Fund may cover any funding call by Investment Funds.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of December 31, 2021:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Anomaly Capital, LP	7.20%	Anomaly Capital, LP, is a hedge fund seeking to generate attractive, risk-adjusted returns via a longshort equity strategy	Yes	Quarterly	2-year soft lockup period (7% fee)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the period, pursuant to written tenders by partners.

During the year ended December 31, 2021, the Master Fund completed one tender offer to repurchase Interests in the Master Fund. The Board approved the tender offer to repurchase 2.5% of outstanding Interest in the Master Fund as recommended by the Adviser.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

The Master Fund expects to enter a transition period for up to three years, during which time the Master Fund will offer limited liquidity (“Transition”). Specifically, the Adviser intends to recommend one annual tender offer per year during the Transition, subject to Board approval, which is intended to meet certain cash related needs, including required minimum distributions. Following the completion of the Transition, the Adviser intends to recommend market levels of liquidity, including (i) the reinstatement of regularly scheduled tender offers, (ii) an estimated annual dividend yield with a dividend reinvestment plan (“DRIP”) option, and (iii) a recurring small account liquidation program to mandatorily redeem small accounts on a periodic basis.

At the August 12th, 2021 Board Meeting, the Board approved the ability of certain feeder funds into the Master Fund to complete mandatory repurchases of accounts having capital balances below a specified minimum of $50,000 (the “Mandatory Repurchase”) and for the Master Fund to complete repurchases of its Interests from the feeder funds in corresponding amounts.

To facilitate the Mandatory Repurchase by the feeder funds, the Master Fund repurchased approximately 7.51% of outstanding Interests from the feeder funds as of November 1, 2021.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of December 31, 2021 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $66,860,924 and $62,467,572 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of December 31, 2021 was $197,943,845 resulting in accumulated net unrealized appreciation of $8,966,462 consisting of $66,310,518 in gross unrealized appreciation and ($57,344,056) in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENTS

As of December 31, 2021, certain of the Master Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during year ended December 31, 2021) is shown below:

Affiliated Investment	Shares 12/31/2020	Shares 12/31/2021	Fair Value 12/31/2020	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Fair Value 12/31/2021	Interest Income
Ownership exceeds 5% of the investment’s capital:
Alloy Merchant Partners, L.P.			$988,002	$—	$(199,874)	$(13,051)	$135,739	$910,816	$—
Colbeck Strategic Lending Onshore Feeder, LP			3,440,912	1,597,335	(625,590)	(366,325)	47,077	4,093,409	—
Credit Distressed Blue Line Fund, L.P.			1,143,246	—	—	—	(515,965)	627,281	—
KF Partner Investments Fund III LP			946,394	743,824	—	—	116,976	1,807,194	686
Milton ZXP LLC - Class A Units	6,029	6,029	882,465	—	—	—	(279,565)	602,900	—
ORBIS Real Estate Fund I			437,844	—	(47,749)	—	(1,209)	388,886	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			7,838,863	2,341,159	(873,213)	(379,376)	(496,947)	8,430,486	686
Ownership exceeds 25% of the investment’s capital:
Allied Strategic Partners Fund I-A, LP			—	18,410,652	(9,381,822)	—	(235,542)	8,793,288	—
Rosebrook 2018 Co-Invest I, L.P.			783,564	—	—	—	348,866	1,132,430	—
Total			783,564	18,410,652	(9,381,822)	—	113,324	9,925,718	—
Total Affiliated Investment			$8,622,427	$20,751,811	$(10,255,035)	$(379,376)	$(383,623)	$18,356,204	$686

*	Sales include return of capital

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the year ended December 31, 2021, was $171,678, $86,705 was outstanding as a payable at December 31, 2021.

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). Effective March 1, 2021, the Management Fee is equal to the fee schedule below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

Prior to March 1, 2021 the Master Fund paid the Adviser a management fee equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears.

The Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the year ended December 31, 2021, $2,197,356 was incurred for Management Fees, $179,226 was outstanding as a payable at December 31, 2021.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(b)	PLACEMENT AGENTS

The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of December 31, 2021, the two largest non-affiliated sub-placement agents service approximately 36.99% of the feeder funds’ assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on August 1, 2018. Effective June 25, 2021, the Credit Agreement was extended for an additional one year term expiring on July 27, 2022. The terms of the Credit Agreement provide a $12,500,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 0.85% per annum on unused capacity plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (“LIBOR”) plus 1.85% per annum as defined in the Credit Agreement. At December 31, 2021, the outstanding balance was $10,035.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(10)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net investment loss to average partners’ capital (1)	(1.13)%	(1.05)%	(0.72)%	(0.96)%	(1.72)%
Expenses to average partners’ capital (1),(2)	1.69%	1.67%	2.06%	2.47%	2.60%
Portfolio turnover	29.70%	7.58%	9.16%	17.39%	11.07%
Total return (3)	7.96%	11.62%	3.38%	0.45%	5.49%
Partners’ capital, end of year (000s)	$222,756	$220,737	$221,383	$240,264	$268,608

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year.
(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the year.

(11)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	SECONDARY INVESTMENT RISK

The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(b)	SECONDARY INVESTMENTS INVOLVING SYNDICATES RISK

The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Master Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

(c)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s underlying investments, and therefore the NAV of the Master Fund’s interests, can be highly volatile. Price movements of forward contracts, futures contracts, and other derivative contracts in which an investment or the Master Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., investments also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(d)	PREPAYMENT AND EXTENSION RISK

Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the market anticipates such payments. As a result, the Master Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Master Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

(e)	FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(f)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investments and the Master Fund may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. investments may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an investment has agreed to buy or sell, or to hedge the U.S. dollar value of securities the investment already owns. The investments also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an investment’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investments to hedge against currency fluctuations, but the investments are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the investments or that the investments will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by investments sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investments may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	MODEL AND DATA RISK

Some investments, and the Adviser with regard to certain investments, may rely on quantitative models (both proprietary models developed by the Adviser, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

(j)	PROGRAMMING AND MODELING ERROR RISK

The research and modeling process engaged in by some Investment Managers and in certain cases by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect the Master Fund’s performance.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2021

(12)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic downturn. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks This outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries , individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Master Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Master Fund’s performance, the performance of the securities in which the Master Fund invests, lines of credit available to the Master Fund, and may lead to losses on your investment in the Master Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(13)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2021.

Effective January 1, 2022, the fiscal year end for the Master Fund has been changed from December 31 to March 31 as approved by the Board by unanimous written consent in late October 2021.

On February 28, 2022, pursuant to Rule 23c-2 under the 1940 Act, the Master Fund filed a notice with the SEC of a repurchase of outstanding Interests of limited partners who do not meet the Master Fund’s eligibility requirements, effective March 31, 2022.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2021
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, their full name, address and age, the position held with the Fund, the length of time served in that position, their principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer is c/o Cypress Creek Private Strategies Funds, 712 W. 34th Street, Suite 201, Austin, TX 78705.

Interested Director

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director (1)	Other Directorships Held by Director During the Past 5 Years
William P. Prather, III Year of birth: 1982	Director, Principal Executive Officer (Since 2021)	University of Texas / Texas A&M Investment Management Company (Endowment – Investment Management) – Head of Infrastructure and Natural Resources (2014-2019); Cypress Creek Partners (Investment Management) – Chief Investment Officer and Founding Partner (2019-Current)	7	MTi Group Ltd (Director) from 2019 to Current

(1)

The ‘Fund Complex’ for the purpose of this table consists of The Endowment PMF Funds (three funds) and Cypress Creek Private Strategies Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director (1)	Other Directorships Held by Director During the Past 5 Years
Graeme Gunn Year of birth: 1967	Director (Since 2021)	SL Capital Partners LLP; Partner	7	3 Bridges Capital; Director; Sport Maison Limited; Director
Victor L. Maruri Year of birth: 1952	Director (Since 2021)	Managing Partner, HCP Management Co., LLC (investment company)	7

Career Training Academy (trade school) (2011-2020
Taylor College Inc. (trade school) (2013-2021)
MIAT College, Inc. (2014-2021) (trade school)
HPE II (investment company) (since 2008), HCP ED Holdings) holding company) (since 2010)

David Munoz Year of birth: 1974	Director (Since 2021)	President and CEO of financial services company. Advisor to multiple financial services companies.	7

Deltec International Group; Deltec Bank & Trust Limited; International Financial Services Group Limited; International Financial Services Group SA/CV; Deltec Investment Advisers Limited;
Deltec Fund Services; Deltec U.S. Holdings Inc.;
Deltec Wealth Management LLC; Deltec Securities Ltd.; Deltec Capital Limited;
Long Cay Captive Insurance Management;
Halcyon Life Insurance Limited.;
Access Personal Finance LLC;
Global Clearing & Settlement Assurance LLC

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director (1)	Other Directorships Held by Director During the Past 5 Years
Carl Weatherley-White Year of birth: 1962	Director (Since 2021)	Managing Director, Advantage Capital (investment company) (since 2019); Chief Executive, Hoosier Solar Holdings, LLC (solar development company) (Since 2020); Chief Executive, VivoPower Holdings (solar development company) (from 2016 to 2019).	7	VivoPower International, October 4, 2017 to December 28, 2017

(1)

The ‘Fund Complex’ for the purpose of this table consists of The Endowment PMF Funds (three funds) and Cypress Creek Private Strategies Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

Officers of the Fund Who Are Not Directors *

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Benjamin Murray Year of birth: 1981	Principal Financial Officer & Chief Compliance Officer (Since 2021)	Director/Head of Operational Due Diligence – University of Texas/Texas A&M Investment Management Company (2016-2020); Chief Operating Officer – Cypress Creek Partners (2020- 2021)
Richard Rincon Year of birth: 1979	Vice President, Secretary, and Treasurer (Since 2021)	Senior Director – University of Texas/Texas A&M Investment Management Company (2014-2020); Founding Partner – Cypress Creek Partners (2020-2021)

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2021.

Asset Class(1)	Fair Value	%
Energy	$23,504,107	11.36
Event-Driven	1,567,722	0.76
Food Technology	22,128	0.01
Global Macro and Trading	5,531,630	2.67
Other Technology	21,289	0.01
Private Equity	129,503,632	62.58
Pharmaceuticals	306,789	0.15
Professional Services	602,900	0.29
Real Estate	13,470,261	6.51
Relative Value	32,010,219	15.47
Retail	385,005	0.19
Total Investments	$206,925,682	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2021
(Unaudited)

Change of Independent Registered Public Accounting Firm

On October 14, 2021, the Master Fund dismissed KPMG LLP (“KPMG”) as the Master Fund’s independent registered public accounting firm, effective on such date. The decision to dismiss KPMG was approved by the Master Fund’s Audit Committee and by the full Board. On October 21, 2021, the Board of Directors approved the appointment of RSM US LLP (“RSM”) as the Master Fund’s independent registered public accounting firm. RSM was engaged by the Master Fund on October 28, 2021.

KPMG’s report on the financial statements for the fiscal years ended December 31, 2020, and December 31, 2019, did not contain any adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Master Fund’s fiscal years ended December 31, 2020, and December 31, 2019, and the subsequent interim period through October 14, 2021, during which KPMG served as the Master Fund’s independent registered public accounting firm, there were no: (1) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).

The Master Fund provided KPMG with a copy of the disclosures proposed to be made in this N-CSR and requested that KPMG furnish the Master Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Master Fund’s in response to Item 304(a) of Regulation S-K, and, if not, stating the respects in which it does not agree. The KPMG letter is attached hereto to as Exhibit (a)(4) to the Master Fund’s N-CSR.

During the fiscal years ended December 31, 2020, and December 31, 2019, and the subsequent interim period through October 14, 2021, neither the Adviser, the Master Fund nor anyone on their behalf, consulted RSM regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Master Fund and no written report or oral advice was provided to the Master Fund by RSM or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES ENDOWMENT ADVISERS, L.P., D/B/A CYPRESS CREEK PARTNERS (“EA”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social security number

■ Income

■ Assets

■ Account balances

■ Wire transfer instructions

■ Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EA chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does EA Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call EA at (512) 660-5146

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to EA, the registered and private funds it manages (as follows), and each funds’ general partner.

■ The Endowment PMF Master Fund, L.P.

■ The PMF Fund, L.P.

■ PMF TEI Fund, L.P.

■ PMF International Fund, Ltd.

■ PMF Offshore TEI Fund, Ltd.

■ Cypress Creek Private Strategies Master Fund, L.P.

■ Cypress Creek Private Strategies Registered Fund, L.P.

■ Cypress Creek Private Strategies TEI Fund, L.P.

■ Cypress Creek Private Strategies Institutional Fund, L.P.

■ Cypress Creek Private Strategies Domestic Fund, L.P.

■ Cypress Creek Private Strategies Domestic QP Fund, L.P.

■ Cypress Creek Private Strategies International Fund, Ltd.

■ Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

■ Cypress Creek Private Strategies Onshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Blocker Fund, LLC

● CCP Coastal Redwood Fund, L.P.

● CCP Sierra Redwood Fund, L.P.

● Marinas I SPV LLC

What we do
How does EA protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does EA collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Enter into an investment advisory contract

■ Seek financial advice

■ Make deposits or withdrawals from your account

■ Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ EA does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ EA does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ EA does not jointly market.
Other important information
n/a

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Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
UMB Bank, N.A.

Independent Registered Public Accounting Firm
RSM US LLP

Legal Counsel
K&L Gates LLP

Item 1. Reports to Stockholders Continued.

(b) Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Carl Weatherley-White, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$11,550	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$34,665	$0
All Other Fees	$0	$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included below:

Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”)

The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”)

Cypress Creek Private Strategies Registered Fund, L.P. (the “Registered Fund”)

Cypress Creek Private Strategies TEI Fund, L.P. (the “TEI Fund”)

Cypress Creek Private Strategies Institutional Fund, L.P. (the “Institutional Fund”)

PMF Fund, L.P. (the “PMF Fund”)

PMF TEI Fund, L.P. (the “PMF TEI Fund”)

(collectively, the “Funds”)

Proxy Voting Policies and Procedures

Background

The Investment Company Act of 1940 (the “IC Act”) requires that an investment company registered under the IC Act (“RIC”) disclose in its registration statement a description of its adopted policies and procedures that the it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the RIC uses when a vote presents a conflict between the interests of shareholders, on the one hand, and those of the RIC’s investment adviser; principal underwriter; or any affiliated person of the RIC, its investment adviser, or its principal underwriter, on the other.

A RIC is also required to include in its registration statement any policies and procedures of its investment adviser, or any other third party, that the RIC uses, or that are used on the RIC’s behalf, to determine how to vote proxies relating to portfolio securities.

Rule 30b1-4 under the IC Act requires a RIC to file with the SEC an annual record of proxies voted by the RIC on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain each RIC’s proxy voting record for the most recent twelve-month period ending June 30. A RIC must also state in its disclosure documents (in its registration statement and shareholder reports) that information regarding how the RIC voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the RIC’s website at a specified Internet address; or both; and (2) on the SEC’s website at http://www.sec.gov.

If a RIC discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, and the RIC (or financial intermediary through which shares of the RIC may be purchased or sold) receives a request for this information, the RIC (or financial intermediary) must send the information disclosed in the RIC’s most recently filed report on Form N-PX, within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

If a RIC discloses that its proxy voting record is available on or through its website, the RIC must make available free of charge the information disclosed in the RIC’s most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the SEC. The information disclosed in the RIC’s most recently filed report on Form N-PX must remain available on or through the RIC’s website for as long as the RIC remains subject to the requirements of Rule 30b1-4 and discloses that the RIC’s proxy voting record is available on or through its website.

This policy and procedures outline obligations for disclosure and filing requirements that are performed on behalf of the Funds by the Fund Administrator.

Policies and Procedures

It is the policy of the Funds that proxies should be voted in the interest of the shareholders of the appropriate Fund, as determined by those who are in the best position to make this determination.

The Master Fund and PMF Master Fund invest in a broad portfolio consisting primarily of private partnerships, limited liability companies or similar entities managed by third-party investment managers (“Investment Funds”). The Master Fund also makes direct investments for hedging purposes, to hedge existing exposure to an asset class or strategy, or to gain access to an investment opportunity, an asset class, or a strategy in a cost-effective manner. To the extent that the Master Fund or PMF Master Fund receive notices or proxies from Investment Funds or other portfolio securities or holds securities in a separate account, the Board has delegated proxy voting responsibilities with respect to the Master Fund’s and PMF Master Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight. The Adviser has agreed to vote the proxy ballots received on behalf of the Funds and will vote such proxies in accordance with its proxy voting policies and guidelines which are included in the Adviser’s compliance manual and reviewed by the Board at least annually.

The Registered Fund, TEI Fund, Institutional Fund, PMF Fund and PMF TEI Fund invest substantially all of their respective assets in the Master Fund or PMF Master Fund. With respect to proxies issued by the Master Fund and PMF Master Fund, the Board of the Registered Fund, TEI Fund, Institutional Fund, PMF Fund and PMF TEI Fund retains proxy voting authority. After receiving a proxy issued by the Master Fund or PMF Master Fund, the Registered Fund, TEI Fund, Institutional Fund, PMF Fund and PMF TEI Fund will hold a meeting of its shareholders to obtain instructions for voting with respect to the matter presented by the Master Fund or PMF Master Fund.

Registration Statement

The Funds will describe the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities. The Funds will also state how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov. Such disclosure must also include procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Funds or the Adviser, on the other; and a description of the proxy voting guidelines used by the Adviser to vote proxies relating to portfolio securities. As such, the Adviser’s proxy voting guidelines are provided in the Funds’ registration statement.

Form N-CSR

When filing the annual report on Form N-CSR, the Funds will describe the policies and procedures that the Funds and Adviser use to determine how to vote proxies relating to portfolio securities. A copy of such policies and procedures themselves may be included.

Annually, through the review of the Funds’ Form N-CSR, the Adviser will review the disclosures and identify whether the Adviser’s Proxy Voting Procedures and Guidelines are current.

Form N-PX

The Funds are required to disclose annually the Funds’ complete proxy voting record on Form N-PX, which provides information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th. Form N-PX must be filed annually, no later than August 31 of each year. The Adviser is responsible for ensuring that appropriate documentation and controls for voting and reporting of proxy votes is maintained in order to file the Form N-PX. The Adviser shall work with the Fund Administrator in filing the Form N-PX with the SEC.

Reports to the Board

The Adviser shall annually review the Funds’ registration statement to ensure that disclosures in the registration statement adequately and accurately describe the Adviser’s proxy voting policy and procedures. Updated policies and procedures for the voting of proxies shall be provided to the Board upon any material change and in any event, no less frequently than annually.

Books and Records

The Adviser shall (i) maintain such records and provide such voting information as is required for the Funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) provide such additional information as may be requested, from time to time, by the Board or the CCO. The Funds rely upon the Fund Administrator to prepare and make filings on Form N-PX. The Adviser shall assist the Fund Administrator, if applicable by providing information regarding any proxy votes made for the Funds within the most recent 12-month period ending June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing, Mr. William P. Prather III and Mr. Richard A. Rincon (collectively, “Principals”) are responsible for the day-to-day management of the Fund’s portfolio. Cypress Creek Private Strategies Master Fund, L.P., Cypress Creek Private Strategies Institutional Fund, L.P., Cypress Creek Private Strategies Registered Fund, L.P., and Cypress Creek Private Strategies TEI Fund, L.P. are registered investment companies.

Mr. Prather is the Principal Executive Officer and a Portfolio Manager of the Fund Complex since 2021. Mr. Prather is a Founding Partner of CCP Operating, LLC (since 2020); Head of Infrastructure and Natural Resources, The University of Texas/Texas A&M Investment Management Company (2014-2019). Mr. Rincon has served as Portfolio Manager of the Fund Complex since 2021. Mr. Rincon is a Founding Partner of CCP Operating, LLC (since 2020); Senior Director, Private Equity, The University of Texas/Texas A&M Investment Management Company (2014-2020).

The Adviser and certain other entities controlled by the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

Other Accounts Managed by the Investment Adviser

Mr. Prather and Mr. Rincon, who are primarily responsible for the day-to-day management of the Fund, may also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2021: (i) the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Prather and Mr. Rincon and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
William Prather III
Registered investment companies	1	$405,000,000	—	$—
Other pooled investment companies	3	$19,300,000	3	$19,300,000
Other accounts	—	$—	—	$—
Richard A. Rincon
Registered investment companies	1	$405,000,000	—	$—
Other pooled investment companies	3	$19,300,000	3	$19,300,000
Other accounts	—	$—	—	$—

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that they may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Portfolio Managers

Mr. Prather and Mr. Rincon, Founding Partners of CCP Operating, LLC, indirectly own equity interests in the Adviser. In addition, Mr. Prather and Mr. Rincon receive compensation based on objective and subjective performance assessments of their work, which may take into account the size of the Master Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon.

Securities Ownership of Portfolio Managers

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2021 by each portfolio manager.

Portfolio Manager	Master Fund	Registered Fund	Institutional Fund	TEI Fund
William P. Prather III	None	$50,001-$100,000	None	None
Richard A. Rincon	None	$50,001-$100,000	None	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics that is subject to Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Change of Independent Registered Public Accounting Firm is attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cypress Creek Private Strategies TEI Fund, L.P.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	3/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	3/11/2022

By (Signature and Title)	/s/ Benjamin Murray
Benjamin Murray
Principal Financial Officer

Date:	3/11/2022